UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21403

Western Asset/Claymore Inflation-Linked Securities & Income Fund

Name of Fund:

100 INTERNATIONAL DRIVE, BALTIMORE, MD 21202

Fund Address:

Kevin Ehrlich

Western Asset/Claymore Inflation-Linked Securities & Income Fund

385 East Colorado Boulevard

Pasadena, CA 91101

Name and address of agent for service:

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: December 31

Date of reporting period: 07/01/2011–06/30/2012

Item 1 – Proxy Voting Record:

Proxy Voting Record – The Fund held no voting securities during the period covered by this report. No records are attached.

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset/Claymore Inflation-Linked Securities & Income Fund

By:	/s/ R. Jay Gerken
R. Jay Gerken,
President of Western Asset/Claymore Inflation-Linked Securities & Income Fund

Date:	August 24, 2012